Summary of Significant Accounting Policies and Basis of Presentation (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting	Basis of accounting The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. ("U.S. GAAP").
Use of estimates
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments
Valuation of investments

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See note 5 for discussion of fair value measurements.
Purchases and sales of securities are reflected on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Within investment income, net appreciation (depreciation) of assets, and net investment gain (loss) from common/collective trusts includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Notes receivable from participants
Notes receivable from participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent notes receivable, if any, from participants are recorded as distributions based upon the terms of the Plan document. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Accounting for contributions
Accounting for contributions

Contributions from participants and related receivables are recorded based on the date contributions are separated from the participants' pay. Rollover contributions, are recorded based on the date that the contributions are received by the Plan. Company contributions are recorded in the year earned to coincide with the year in which the Company records the contributions to its general ledger.

Payment of benefits	Payment of benefits Benefits are recorded when paid.
EBP, Expense [Policy Text Block]
Administrative expenses

Certain administrative expenses of the Plan, including recordkeeper and audit fees were paid directly by the Company for the year ended December 31, 2025. Investment fees, which may vary according to the individual investment funds selected, are paid at the Plan level, which affect Plan earnings.

Participants may be charged for some or all of the costs and expenses of operating the Plan. Such expenses include but are not limited to costs to process distributions, loans and domestic relations orders. Generally, the Company pays for any administrative expenses of the Plan. The Plan is not required to reimburse the Company for expenses paid on its behalf.

Administrative expenses are recorded when incurred.